Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended
Securities Act File No. 333-141120

MONTIBUS SMALL CAP GROWTH FUND

of

FUNDVANTAGE TRUST

Class A

SGWAX

Adviser Class

SGWYX

Institutional Class

SGRIX

Supplement dated March 31, 2014 to the Prospectus for the Montibus Small Cap Growth Fund (the “Fund”) dated March 28, 2014.

Reduction of Minimum Initial Investment to $100,000

The minimum initial investment and minimum balance requirements for Institutional Class shares of the Fund were reduced from $1,000,000 to $100,000 for Regular Accounts, effective January 9, 2014.  All references in the Prospectus to the former minimum initial investment and minimum balance requirements for Institutional Class shares of the Fund are hereby changed accordingly.

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For more information about the Fund’s investment goals, strategies, and risks, see the Prospectus and SAI. The Prospectus and SAI, are available, free of charge, by calling (866) 632-9904 and on the Fund’s website at www.montibuscap.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE